Current tax assets, non-current (Tables)	12 Months Ended
Mar. 31, 2026
Current tax assets, non-current [abstract]
Disclosure of current tax assets, non-current
	March 31, 2026	March 31, 2025
Advance tax and tax deducted at source (net of provision for tax)	3,143	3,106
	3,143	3,106

Disclosure of current tax liabilities
	March 31, 2026	March 31, 2025
Provision for tax (net of advance tax and tax deducted at source)	25	153
	25	153